Employee benefits and sharebased payments (Tables)	12 Months Ended
Jun. 30, 2024
Employee benefits and sharebased payments
Schedule of shares outstanding under the incentive plan
	06.30.2024	06.30.2023	06.30.2022
At the beginning	3,214,409	3,583,343	3,881,150
Granted	(389,505)	(368,934)	(297,807)
At the end	2,824,904	3,214,409	3,583,343